Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021		Oct. 31, 2020		Oct. 31, 2019
Disclosure of operating segments [line items]
Net interest income		$ 16,961	[1]	$ 17,320	[1]	$ 17,177
Non-interest income		14,291		14,016		13,857
Total revenue		31,252		31,336		31,034
Provision for credit losses		1,808		6,084		3,027
Depreciation and amortization	[2]	1,511		1,546		1,053
Non-interest expenses		15,107		15,310		15,684
Income tax expense		2,871		1,543		2,472
Net income		9,955	[1]	6,853	[1]	8,798
Net income attributable to non-controlling interests in subsidiaries		331		75		408
Net income attributable to equity holders of the Bank		9,624		6,778		8,390
Net income attributable to equity holders of the Bank – relating to divested operations		7		70		672
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		9,617		6,708		7,718
Average assets		1,157,000		1,161,000		1,056,000
Average liabilities		1,085,000		1,090,000		987,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income		8,030		7,838		7,848
Non-interest income		2,868		2,461		2,616
Total revenue		10,898		10,299		10,464
Provision for credit losses		333		2,073		972
Depreciation and amortization		618		633		441
Non-interest expenses		4,333		4,178		4,331
Income tax expense		1,459		879		1,232
Net income		4,155		2,536		3,488
Net income attributable to equity holders of the Bank		4,155		2,536		3,488
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		4,155		2,536		3,488
Average assets		381,000		359,000		340,000
Average liabilities		313,000		277,000		255,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income		6,625		7,603		8,353
Non-interest income		2,993		3,207		4,366
Total revenue		9,618		10,810		12,719
Provision for credit losses		1,574		3,613		2,076
Depreciation and amortization		517		525		379
Non-interest expenses		4,737		5,418		6,217
Income tax expense		635		182		909
Net income		2,155		1,072		3,138
Net income attributable to non-controlling interests in subsidiaries		332		92		373
Net income attributable to equity holders of the Bank		1,823		980		2,765
Net income attributable to equity holders of the Bank – relating to divested operations		7		70		655
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		1,816		910		2,110
Average assets		194,000		206,000		201,000
Average liabilities		149,000		155,000		153,000
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income		628		575		564
Non-interest income		4,752		4,009		3,937
Total revenue		5,380		4,584		4,501
Provision for credit losses		2		7
Depreciation and amortization		178		170		126
Non-interest expenses		3,077		2,708		2,779
Income tax expense		549		437		412
Net income		1,574		1,262		1,184
Net income attributable to non-controlling interests in subsidiaries		9		10		18
Net income attributable to equity holders of the Bank		1,565		1,252		1,166
Net income attributable to equity holders of the Bank – relating to divested operations						17
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		1,565		1,252		1,149
Average assets		29,000		26,000		25,000
Average liabilities		45,000		39,000		32,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income		1,436		1,435		1,396
Non-interest income		3,587		3,947		3,084
Total revenue		5,023		5,382		4,480
Provision for credit losses		(100)		390		(22)
Depreciation and amortization		156		156		91
Non-interest expenses		2,302		2,317		2,372
Income tax expense		590		564		505
Net income		2,075		1,955		1,534
Net income attributable to equity holders of the Bank		2,075		1,955		1,534
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		2,075		1,955		1,534
Average assets		401,000		412,000		372,000
Average liabilities		385,000		379,000		304,000
Elimination of intersegment amounts [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income		242		(131)		(984)
Non-interest income		91		392		(146)
Total revenue		333		261		(1,130)
Provision for credit losses		(1)		1		1
Depreciation and amortization		42		62		16
Non-interest expenses		658		689		(15)
Income tax expense		(362)		(519)		(586)
Net income		(4)		28		(546)
Net income attributable to non-controlling interests in subsidiaries		(10)		(27)		17
Net income attributable to equity holders of the Bank		6		55		(563)
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		6		55		(563)
Average assets		152,000		158,000		118,000
Average liabilities		$ 193,000		$ 240,000		$ 243,000

[1]	The amounts for the years ended October 31, 2021 and October 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).
[2]	The amounts for the years ended October 31, 2021 and October 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated.